Mineral Stream Interests (Tables)	6 Months Ended
Jun. 30, 2018
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Schedule of Mineral Stream Interests
	Six Months Ended June 30, 2018
	Cost				Accumulated Depletion & Impairment [1]				Carrying Amount Jun 30, 2018
(in thousands)	Balance Jan 1, 2018	Additions	Disposal	Balance Jun 30, 2018	Balance Jan 1, 2018	Depletion	Disposal	Balance Jun 30, 2018
Silver interests
San Dimas	$190,331	$—	$(190,331)	$—	$(55,469)	$(3,575)	$59,044	$—	$—
Peñasquito	524,626	—	—	524,626	(121,376)	(8,198)	—	(129,574)	395,052
Antamina	900,343	—	—	900,343	(142,705)	(24,659)	—	(167,364)	732,979
Constancia	302,948	—	—	302,948	(41,145)	(7,030)	—	(48,175)	254,773
Other [2]	1,282,837	—	—	1,282,837	(759,702)	(11,284)	—	(770,986)	511,851

	$3,201,085	$—	$(190,331)	$3,010,754	$(1,120,397)	$(54,746)	$59,044	$(1,116,099)	$1,894,655

Gold interests
Sudbury [3]	$623,864	$—	—	$623,864	$(243,876)	$(7,622)	—	$(251,498)	$372,366
Salobo	3,059,876	—	—	3,059,876	(251,144)	(48,418)	—	(299,562)	2,760,314
Constancia	136,058	—	—	136,058	(14,007)	(2,026)	—	(16,033)	120,025
San Dimas	—	220,237	—	220,237	—	(2,079)	—	(2,079)	218,158
Other [4]	402,232	—	—	402,232	(370,414)	(4,868)	—	(375,282)	26,950

	$4,222,030	$220,237	$—	$4,442,267	$(879,441)	$(65,013)	$—	$(944,454)	$3,497,813

Cobalt interests
Voisey’s Bay	$—	$393,327	—	$393,327	$—	$—	—	$—	$393,327

	$7,423,115	$613,564	$(190,331)	$7,846,348	$(1,999,838)	$(119,759)	$59,044	$(2,060,553)	$5,785,795

1)

Includes cumulative impairment charges to June 30, 2018 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; and Sudbury gold interest - $120 million.

2)

Comprised of the currently owned Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont and 777 silver interests in addition to the Lagunas Norte, Pierina and Veladero silver interests, all of which expired on March 31, 2018.

3)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
4)	Comprised of the Minto, Rosemont and 777 gold interests.

	Year Ended December 31, 2017
	Cost				Accumulated Depletion & Impairment [1]					Carrying Amount Dec 31, 2017
(in thousands)	Balance Jan 1, 2017	Reductions²	Disposal[3]	Balance Dec 31, 2017	Balance Jan 1, 2017	Depletion	Disposal[3]	Impairment	Balance Dec 31, 2017
Silver interests
San Dimas	$190,331	$—	$—	$190,331	$(49,756)	$(5,713)	$—	$—	$(55,469)	$134,862
Peñasquito	524,626	—	—	524,626	(106,549)	(14,827)	—	—	(121,376)	403,250
Antamina	900,343	—	—	900,343	(84,537)	(58,168)	—	—	(142,705)	757,638
Constancia	302,948	—	—	302,948	(26,977)	(14,168)	—	—	(41,145)	261,803
Other [3]	1,329,731	(4,935)	(41,959)	1,282,837	(544,161)	(28,820)	41,959	(228,680)	(759,702)	523,135

	$3,247,979	$(4,935)	$(41,959)	$3,201,085	$(811,980)	$(121,696)	$41,959	$(228,680)	$(1,120,397)	$2,080,688

Gold interests
Sudbury [4]	$623,864	$—	$—	$623,864	$(222,329)	$(21,547)	$—	$—	$(243,876)	$379,988
Salobo	3,059,876	—	—	3,059,876	(155,041)	(96,103)	—	—	(251,144)	2,808,732
Constancia	136,058	—	—	136,058	(10,388)	(3,619)	—	—	(14,007)	122,051
Other [5]	402,232	—	—	402,232	(350,999)	(19,415)	—	—	(370,414)	31,818

	$4,222,030	$—	$—	$4,222,030	$(738,757)	$(140,684)	$—	$—	$(879,441)	$3,342,589

	$7,470,009	$(4,935)	$(41,959)	$7,423,115	$(1,550,737)	$(262,380)	$41,959	$(228,680)	$(1,999,838)	$5,423,277

1)

Includes cumulative impairment charges to December 31, 2017 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; and Sudbury gold interest - $120 million.

2)

On March 29, 2017, the Company amended its silver purchase agreement with Alexco Resource Corp. (“Alexco”) to adjust the silver production payment so that it will be a percentage of the spot silver price that increases with lower mill silver head grades and lower silver prices, and decreases with higher mill silver head grades and higher silver prices, subject to certain ceiling and floor grades and prices. In addition, the outside completion date was extended to December 31, 2019 and the area of interest was expanded to include properties currently owned by Alexco and properties acquired by Alexco in the future which fall within a one kilometer radius of existing Alexco holdings in the Keno Hill Silver District. As consideration, on April 10, 2017, Alexco issued 3 million shares to Wheaton which had a fair value of $5 million. The fair value of these shares have been reflected as a reduction to the cost base of the Keno Hill silver interest.

3)

Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Cozamin, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Lagunas Norte, Pierina, Veladero, Rosemont and 777 silver interests. The Cozamin precious metal purchase agreement expired on April 4, 2017 and the fully depleted value of this contract has been reflected as a disposal.

4)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
5)	Comprised of the Minto, Rosemont and 777 gold interests.

Classification of Mining Interest Between Depletable and Non-depletable
	June 30, 2018			December 31, 2017
(in thousands)	Depletable	Non-Depletable	Total	Depletable	Non-Depletable	Total
Silver interests
San Dimas	$—	$—	$—	$38,110	$96,752	$134,862
Peñasquito	290,524	104,528	395,052	293,968	109,282	403,250
Antamina	376,581	356,398	732,979	380,738	376,900	757,638
Constancia	239,525	15,248	254,773	240,950	20,853	261,803
Other [1]	96,787	415,064	511,851	90,366	432,769	523,135

	$1,003,417	$891,238	$1,894,655	$1,044,132	$1,036,556	$2,080,688

Gold interests
Sudbury [2]	$313,944	$58,422	$372,366	$315,421	$64,567	$379,988
Salobo	2,225,545	534,769	2,760,314	2,224,133	584,599	2,808,732
Constancia	110,881	9,144	120,025	112,432	9,619	122,051
San Dimas	111,148	107,010	218,158	—	—	—
Other [3]	26,950	—	26,950	31,818	—	31,818

	$2,788,468	$709,345	$3,497,813	$2,683,804	$658,785	$3,342,589

Cobalt interests
Voisey’s Bay	$—	$393,327	$393,327	$—	$—	$—

	$3,791,885	$1,993,910	$5,785,795	$3,727,936	$1,695,341	$5,423,277

1)

Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Cozamin, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Lagunas Norte, Pierina, Veladero, Rosemont and 777 silver interests. The Cozamin precious metal purchase agreement expired on April 4, 2017 while the Lagunas Norte, Pierina and Veladero silver interests expired on March 31, 2018.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Minto, Rosemont and 777 gold interests.

Summary of Current Issued and Outstanding Shares Subject to Resale Restrictions
(in thousands)
Cash received	$220,000
Fair value of First Majestic shares received	151,000
Fee from Goldcorp in exchange for release from the guarantee of deliveries relative to San Dimas	10,000

Total net proceeds from the disposal of the San Dimas SPA	$381,000
Less: carrying value plus closing costs	(135,285)

Gain on disposal of the San Dimas SPA	$245,715